UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [    ]:             Amendment Number:
This Amendment (Check only one.):           [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Voyageur Asset Management LLC
         Address:          90 South Seventh Street, Suite 4300
                           Minneapolis, MN 55402

13F File Number: 28-6284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank C. Tonnemaker
Title:            CEO
Phone:            (612) 376-7059

Signature, Place and Date of Signing:

/s/ Frank C. Tonnemaker     Minneapolis, Minnesota        Date: August 9, 1999
Frank C. Tonnemaker

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      69
Form 13F Information Table Value Total:      $812,023,081

List of Other Included Managers:             None

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FORM 13F
As/of June 30, 1999

Name of Reporting Manager:  Voyageur Asset Management LLC

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  Item 1:              Item 2:       Item 3:   Item 4:    Item 5:            Item 6:           Item 7:     Item 8: Voting Authority
                                                                         Invesment Discretion                      (Shares)
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of Class   Cusip   Fair Market  Shares of   (a)    (b)         (c)     Managers   (a)       (b)       (c)
                                     Number     Value     Principal   Sole  Share as    Shared     see       Sole    Shared     None
                                                            Amt             defined     Other    Instr. V
                                                                            in Instr.V
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommuni-    -Common Stock   000886101    9,602,402   210,750   X                                      202,850   -      7,900
 cations

Abbott Labs .....   -Common Stock   002824100   26,747,837   589,484   X                                      528,564   -     60,920

Albertsons Inc ..   -Common Stock   013104104   19,847,166   384,911   X                                      335,631   -     49,280

Allied Signal Inc   -Common Stock   019512102    8,442,000   134,000   X                                      129,200   -      4,800

American Interna-   -Common Stock   026874107    7,271,845    62,020   X                                       59,705   -      2,315
 tional Group Inc

Anheuser Busch ..   -Common Stock   035229103   27,035,607   381,116   X                                      343,796   -     37,320

Associates First    -Common Stock   046008108    7,461,538   169,100   X                                      163,100   -      6,000
 Capital

AT&T Corp. .....    -Common Stock   001957109    5,793,613   103,804   X                                      100,354   -      3,450

Automatic Data .    -Common Stock    53015103   21,936,904   498,566   X                                      450,376   -     48,190
 Processing

Baker Hughes Inc    -Common Stock   057224107    1,810,675    54,050   X                                       52,500   -      1,550

Bankamerica Corp    -Common Stock   066050105    4,910,651    66,982   X                                       64,835   -      2,147

Bellsouth Corp .    -Common Stock   079860102    9,100,463   197,300   X                                      191,550   -      5,750

Bemis ..........    -Common Stock   081437105   20,354,663   512,067   X                                      458,867   -     53,200

Bristol Meyers ...  -Common Stock   110122108    7,015,625    99,600   X                                       94,600   -      5,000

Cisco Systems Inc.  -Common Stock   17275R102   13,109,911   203,450   X                                      196,000   -      7,450

Clear Channel ....  -Common Stock   184502102    5,327,184    77,275   X                                       74,575   -      2,700
 Communications

Computer Sciences   -Common Stock   205363104    7,183,444   103,825   X                                      101,475   -      2,350
 Corp

Compuware Corp ...  -Common Stock   205638109            0         0   X                                            0              0

ConAgra Inc ......  -Common Stock   205887102   21,391,430   803,434   X                                       725,124   -    78,310

Duke Energy ......  -Common Stock   264399106    3,554,801    65,300   X                                        63,700   -     1,600
 Corporation

EMC Corp./ Mass ... -Common Stock   268648102    6,479,550   117,810   X                                       113,260   -     4,550

Electronic Data ... -Common Stock   285661104            0         0   X                                             0   -         0
 Systems

Emerson Electric .. -Common Stock   291011104    4,326,988    68,750   X                                        65,725   -     3,025

Exxon Corp ........ -Common Stock   302290101    8,640,314   112,030   X                                       102,680   -     9,350

Fannie Mae ........ -Common Stock   313586109    6,251,700    91,600   X                                        88,150   -     3,450

Gannett Company ... -Common Stock   364730101   21,243,484   297,632   X                                       264,462   -    33,170

General Electric Co -Common Stock   369604103   11,843,530   104,810   X                                        99,585   -     5,225

Genuine Parts ..... -Common Stock   372460105   20,226,220   577,892   X                                       515,792   -    62,100

Grainger WW Inc ... -Common Stock   384802104   21,786,354   404,853   X                                       366,583   -    38,270

Heller Financial    -Common Stk P0  423328103    3,991,166   143,500   X                                       137,650   -     5,850
 Inc
Hewlett Packard     -Common Stock   428236103   29,291,429   291,457   X                                       259,677   -    31,780

Home Depot Inc      -Common Stock   437076102    5,261,363    81,650   X                                        78,850   -     2,800

Honeywell Inc .     -Common Stock   438506107    3,059,100    26,400   X                                        26,400   -         0

Illinois Tool .     -Common Stock   452308109   26,983,223   330,070   X                                       300,310   -    29,760
  Works

Infinity Broad      -Common Stock   45662S102    6,026,418   203,850   X                                       195,650   -     8,200
  casting CP New

Intel Corp ....     -Common Stock   458140100   24,812,095   417,010   X                                       376,650   -    40,360

Keycorp - New .     -Common Stock   493267108   18,988,252   591,074   X                                       528,304   -    62,770

Johnson & .....     -Common Stock   478160104   10,280,396   104,902   X                                       101,702   -     3,200
  Johnson Co

Lowe's Company      -Common Stock   548661107    5,884,214   103,800   X                                        99,900   -     3,900

May Department      -Common Stock   577778103            0         0   X                                             0   -         0
 Stores Co

McDonalds Corp ...  -Common Stock   580135101      518,998    12,620   X                                         1,220   -    11,400

Medtronic Inc ......-Common Stock   585055106    5,068,105    65,080   X                                        61,825   -     3,255

Merck & Co .........-Common Stock   589331107   28,278,405   384,087   X                                       349,147   -    34,940

Merrill Lynch & Co .-Common Stock   590188108    6,656,138    83,725   X                                        81,075   -     2,650

Microsoft Corp. ....-Common Stock   594918104    3,855,537    42,750   X                                        39,950   -     2,800

Morgan Stanley .....-Common Stock   617446448    6,827,128    66,525   X                                        64,275   -     2,250
 Dean Witter Discover

New York Times ...  -Common Stock   650111107   3,445,697      93,600   X                                       90,550   -     3,050
  Class A

Omnicom Group, Inc  -Common Stock   681919106   8,168,000     102,100   X                                       98,750   -     3,350

Oracle Systems ...  -Common Stock   68389X105   4,514,400     121,600   X                                      118,200   -     3,400
  Corporation

Parametric .......  -Common Stock   699173100   2,145,769     154,650   X                                      149,500   -     5,150
 Technology Corp

Pepsi Bottling ...  -Common Stock   713409100   2,270,875      98,200   X                                       96,200   -     2,000
 Group

Pepsico Inc ....    -Common Stock   713448108    4,021,618    103,950   X                                       98,400   -     5,550

Philip Morris ..    -Common Stock   718154107   31,914,175    794,122   X                                      745,342   -    48,780

Procter & Gamble    -Common Stock   742718109    3,168,375     35,500   X                                       34,225   -     1,275

Providian ......    -Common Stock   74406A102    9,014,478     96,670   X                                       93,200   -     3,470
 Financial Corp

Royal Dutch ....    -Common Stk P2  780257804   22,545,128    374,193   X                                      337,823   -    36,370
  Petroleum

Schering Plough     -Common Stock   806605101   27,481,178    523,451   X                                      476,011   -    47,440
  Corp

Shell Trans & ....  -Common Stock   822703609   22,797,069    491,581   X                                      441,001   -    50,580
  New York Trading
  PLC Sh

Sherwin Williams .  -Common Stock   824348106   19,262,552    694,146   X                                      620,856   -    73,290

Sigma-Aldrich ....  -Common Stock   826552101   21,979,640    638,238   X                                      577,978   -    60,260

Southtrust .......  -Common Stock   844730101   20,157,313    525,272   X                                      468,947   -    56,325
  Corporation

Sysco Corporation   -Common Stock   871829107   22,472,699    779,950   X                                      690,020   -    89,930

Tellabs Inc ......  -Common Stk P0  879664100    6,961,016    103,030   X                                       98,880   -     4,150

U S Bancorp ......  -Common Stock   902973106    1,960,448     58,740   X                                          600   -    58,140

US Foodservice Inc  -Common Stk P0  90331R101    3,392,950     79,600   X                                       76,850   -     2,750

UST Inc ..........  -Common Stock   902911106   18,271,936    623,339   X                                      576,369   -    46,970

United Interna- -   -Common Stock   910734102    6,711,781     99,250   X                                       96,660   -     2,590
  tional Hldgs A

Vitesse Semi- ......-Common Stock   928497106    5,813,156     86,200   X                                       82,250   -     3,950
  Conductor Corp

Walmart Stores .....-Common Stock   931142103   29,074,968    602,590   X                                      544,440   -    58,150

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